UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                            CHAMPLAIN SMALL
                                                                                 COMPANY FUND
                                                                             OCTOBER 31, 2005
                                                                                   (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 89.5%
----------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
CHEMICALS -- 0.7%
    Minerals Technologies                                              2,100  $       112,266
                                                                              ---------------
COMPUTER SOFTWARE -- 1.0%
    Diebold                                                            4,000          144,560
                                                                              ---------------
CONSUMER DISCRETIONARY -- 10.2%
    ADVO                                                              10,500          259,350
    Education Management*                                             10,100          311,484
    Harte-Hanks                                                       11,100          284,160
    Matthews International, Cl A                                       5,000          179,700
    Regis                                                             10,100          387,436
    Unifirst                                                           3,800          133,228
                                                                              ---------------
                                                                                    1,555,358
                                                                              ---------------
CONSUMER STAPLES -- 7.0%
    Casey's General Stores                                             6,000          129,480
    Central Garden and Pet*                                            4,800          205,776
    Hain Celestial Group*                                             17,100          330,372
    Lancaster Colony                                                   8,100          324,729
    Performance Food Group*                                            3,000           82,770
                                                                              ---------------
                                                                                    1,073,127
                                                                              ---------------
EDUCATION -- 1.7%
    Universal Technical Institute*                                     8,100          253,773
                                                                              ---------------
ENERGY -- 4.2%
    Cabot Oil & Gas                                                    2,000           91,580
    Comstock Resources*                                                5,200          156,572
    Core Laboratories*                                                 5,000          161,050
    Range Resources                                                    2,000           71,380
    Superior Energy Services*                                          8,100          165,078
                                                                              ---------------
                                                                                      645,660
                                                                              ---------------
FINANCIALS -- 10.5%
    Cathay General Bancorp                                             4,000          155,960
    CVB Financial                                                      6,000          118,260
    East West Bancorp                                                  4,000          153,160
    First Midwest Bancorp                                              1,000           38,020
    Frontier Financial                                                 3,100           99,944
    Glacier Bancorp                                                    3,000           88,440
    Hanmi Financial                                                    5,000           91,550
    HCC Insurance Holdings                                             5,000          150,000
    Healthcare Realty Trust                                            8,100          306,504
    Independent Bank                                                   3,000           89,970
    RLI                                                                3,000          161,250
    UCBH Holdings                                                      8,100          140,940
                                                                              ---------------
                                                                                    1,593,998
                                                                              ---------------
FOOD, BEVERAGE & TOBACCO -- 2.0%
    Tootsie Roll Industries                                           10,100          306,030
                                                                              ---------------
HEALTH CARE -- 16.4%
    Advanced Neuromodulation Systems*                                  2,000          121,980
    American Medical Systems Holdings*                                14,000          228,900
    Arthrocare*                                                        6,000          220,380



THE ADVISORS' INNER CIRCLE FUND II                                            CHAMPLAIN SMALL
                                                                                 COMPANY FUND
                                                                             OCTOBER 31, 2005
                                                                                   (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
HEALTH CARE -- CONTINUED
    Bio-Rad Laboratories, Cl A*                                        3,000  $       175,560
    Diagnostic Products                                                4,500          189,450
    Dionex*                                                            4,300          208,249
    Greatbatch*                                                        5,800          151,148
    IDX Systems*                                                       6,500          282,035
    Integra LifeSciences Holdings*                                     5,000          172,500
    Salix Pharmaceuticals*                                             6,100          109,434
    Serologicals*                                                     10,100          196,748
    Sybron Dental Specialties*                                         6,000          257,400
    Wright Medical Group*                                             10,100          187,961
                                                                              ---------------
                                                                                    2,501,745
                                                                              ---------------
INDUSTRIALS -- 11.3%
    ABM Industries                                                    20,200          399,556
    AGCO*                                                             12,100          193,479
    CLARCOR                                                            8,100          222,750
    G&K Services, Cl A                                                 4,050          153,455
    Harsco                                                             4,000          257,000
    HEICO, Cl A                                                        8,000          135,520
    MSC Industrial Direct, Cl A                                        6,800          259,624
    Waste Connections*                                                 3,000          100,110
                                                                              ---------------
                                                                                    1,721,494
                                                                              ---------------
INFORMATION TECHNOLOGY -- 15.6%
    BISYS Group*                                                      16,000          202,880
    Ceridian*                                                         14,900          326,459
    Checkpoint Systems*                                               10,000          240,000
    DTS*                                                              10,000          162,000
    Euronet Worldwide*                                                 6,100          171,410
    FactSet Research Systems                                           6,100          213,927
    FileNET*                                                           7,000          197,050
    Hyperion Solutions*                                                4,400          212,784
    Kronos*                                                            5,600          256,816
    Mettler-Toledo International*                                      4,800          247,680
    MRO Software*                                                      9,000          147,420
                                                                              ---------------
                                                                                    2,378,426
                                                                              ---------------
INSURANCE -- 1.7%
    Alleghany*                                                           860          258,860
                                                                              ---------------
MACHINERY -- 0.8%
    Sauer-Danfoss                                                      6,100          117,303
                                                                              ---------------
MATERIALS -- 3.0%
    AptarGroup                                                         6,200          317,378
    MacDermid                                                          5,000          140,000
                                                                              ---------------
                                                                                      457,378
                                                                              ---------------
MEDICAL PRODUCTS & SERVICES -- 0.6%
    Arrow International                                                3,200           92,608
                                                                              ---------------
MISCELLANEOUS BUSINESS SERVICES -- 1.5%
    Brady*                                                             8,000          230,160
                                                                              ---------------
PETROLEUM & FUEL PRODUCTS -- 0.5%
    Whiting Petroleum*                                                 2,000           81,100
                                                                              ---------------


THE ADVISORS' INNER CIRCLE FUND II                                            CHAMPLAIN SMALL
                                                                                 COMPANY FUND
                                                                             OCTOBER 31, 2005
                                                                                   (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------

                                                                  SHARES/
                                                                FACE AMOUNT        VALUE
                                                              --------------  ---------------
TESTING LABORATORIES -- 0.8%
    Gen-Probe*                                                         3,000  $       122,520
                                                                              ---------------

    TOTAL COMMON STOCK
        (Cost $13,256,541)                                                         13,646,366
                                                                              ---------------
REPURCHASE AGREEMENT -- 11.0%
    Morgan Stanley
    3.500%, dated 10/31/05, to be repurchased on 11/01/05,
    repurchase price $1,675,549 (collateralized by a U.S.
    Treasury Note, par value $1,681,650, 5.625%, 02/15/2006,
    total market value $1,708,926)
    (Cost $1,675,386)                                          $   1,675,386        1,675,386
                                                                              ---------------

    TOTAL INVESTMENTS -- 100.5%
        (Cost $14,931,927)+                                                   $    15,321,752
                                                                              ===============

         PERCENTAGES ARE BASED ON NET ASSETS OF $15,239,842.

       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS

       + AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $14,931,927, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
         $929,441 AND ($539,616) RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
         INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO
         THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                CSC-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date:  December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date:  December 22, 2005

By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date:  December 22, 2005

* Print the name and title of each signing officer under his or her signature.